Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	Mutual Fund & Variable Insurance Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0000810695
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	hf
Document Creation Date	dei_DocumentCreationDate	Dec. 13, 2019
Document Effective Date	dei_DocumentEffectiveDate	Dec. 13, 2019
Prospectus Date	rr_ProspectusDate	Dec. 13, 2019
Rational Equity Armor Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – RATIONAL EQUITY ARMOR FUND (formerly, Rational Dividend Capture Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek total return on investment, with dividend income an important component of that return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the sections of the Fund’s Prospectus entitled How to Buy Shares on page 49 and Appendix A - Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information (“SAI”) entitled Waivers and Reductions of Up-Front Sales Charge on Class A Shares on page 60.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 307% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	307.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and that the expense reduction/reimbursement remains in place for the contractual periods only. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of borrowings for investment purposes, in equity securities. The Fund seeks to achieve its investment objective by investing primarily in common stock of dividend paying companies included within the S&P 500 Index. The Fund may also invest up to 20% of its assets in futures contracts on the Cboe Volatility Index (the “VIX Index”) (“VIX Futures”) and in cash and cash equivalents, including U.S. Treasury obligations, as a hedge against the common stock held in the Fund’s portfolio.

Equity Armor Investments, LLC, the investment sub-advisor of the Fund (“the “Sub-Advisor”) uses a rules-based quantitative strategy to create a portfolio composed of common stock, primarily of dividend paying companies, that it believes offer the best return potential and low volatility under the current economic environment. Stocks are selected based on a proprietary model comprised of the following factors: (i) domestic factors such as unemployment rate, corporate cash flow, housing starts, auto sales, and new durable goods; (ii) monetary factors; (iii) interest rates; (iv) various index levels including gold index, energy prices, consumer price index; and (v) international factors such as euro exchange rates, FTSE 100, Tokyo stock exchange, and agricultural exports. The goal of the strategy is to select those companies with prices that (i) are primarily driven by the economy rather than company-specific information; (ii) are neutral or suitable in the current economy; (iii) do not exhibit excessive reaction to economic changes; and (iv) have decreased in value in lesser amounts historically than the S&P 500 Index during periods of declines in the S&P 500 Index. The Fund’s sector allocation shall not exceed approximately three times the sector’s weight in the S&P 500 Index, and the Fund’s allocation to any sector shall not exceed approximately 40% of the Fund’s assets at the time of investing. The Fund’s sector allocation is assessed and rebalanced, if necessary, on a quarterly basis. The Fund’s sector allocation process does not focus on any particular sectors.

The Fund may also hold long and short positions on VIX Futures with two month expiration dates at the time of purchase. The Fund will invest a portion of the Fund assets in VIX Futures utilizing the same methodology as the Equity Armor Investments VOL 365 Index (the “EAVOL Index”) and will seek to achieve approximately two-thirds of the return of the EAVOL Index for this component of the Fund’s portfolio. The EAVOL Index was created by the Sub-Advisor and its value is disseminated by Chicago Board Options Exchange (“Cboe”). The EAVOL Index is calculated pursuant to a rules-based volatility analysis of potential investments to select the securities that present the least potential for time decay while maintaining the highest correlation to VIX Index price movement each day. Historically, the VIX Index negatively correlates to equity price movement. Therefore, the EAVOL Index may appreciate during times of downward equity prices or when implied volatility expectations of equities rise. Likewise, when equity prices appreciate or implied volatility expectations decline, the EAVOL Index is likely to decline in value.

Volatility analysis includes the study of price, momentum, future curves, as well as recurring price patterns. The EAVOL Index consists only of VIX Futures as its sole components and holds approximately 1 to 2 different VIX Futures. The components of the EAVOL Index are rebalanced on a daily basis. The Fund rebalances this component of the portfolio on a daily basis in order to closely track the EAVOL Index.

The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of borrowings for investment purposes, in equity securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Cash or Cash Equivalents Risk. At times, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

Class/Sector/Region Focus Risk. If the Fund invests more than 25% of its net assets in a particular asset class, or securities of issuers within a particular market sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the class, sector or region may have a greater effect on the Fund.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if an issuer’s securities experience a credit downgrade; an issuer or guarantor of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying reference asset. Derivatives can also create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the risk of the underlying asset being hedged. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Derivatives strategies may not always be successful, and their successful use will depend on the portfolio managers’ ability to accurately forecast movements in the market relating to the underlying asset.

Futures Risk. Investments in futures contracts involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. In addition, futures contracts may become mispriced or improperly valued relative to the Sub-Advisor’s expectations and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying reference asset because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends.

Dividend Yield Risk. While the Fund may hold securities of companies that have historically paid a dividend, those companies may reduce or discontinue their dividends, thus reducing the yield of the Fund. Lower priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments.

Equity Securities Risk. The price of the common stock in the Fund’s portfolio will fluctuate based on actual or perceived changes in a company’s financial condition and on market and economic conditions. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Large Capitalization Stock Risk. Investments in larger, more established companies are subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors potentially resulting in lower markets for their common stock. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Leverage Risk. The use of leverage by the Fund, such as through the use of derivatives, will cause the Fund to incur additional expenses and magnify the Fund's gains or losses.

Managed Volatility Risk. Techniques used by the Sub-Advisor to manage the volatility of the Fund’s investments carry the risks that such techniques may not protect against market declines. The techniques may also limit the Fund’s participation in market gains, particularly during periods where market values are increasing but market volatility is high. Further, such techniques may increase portfolio transaction costs, which could result in losses or reduced gains. They also may not be successful as the techniques are subject to the Sub-Advisor’s ability to correctly analyze and implement the volatility management techniques in a timely manner.

Management Risk. The investment strategies employed by the Sub-Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies. In addition, the Sub-Advisor’s judgment about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Sub-Advisor’s judgment will produce the desired result.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time. Overall market risks may also affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels and political events affect the securities markets.

Model and Data Risk. Like all quantitative analysis, the investment models utilized by the Sub-Advisor carry the risk that the ranking system, valuation results and predictions might be based on one or more incorrect assumptions, insufficient historical data, inadequate design, or may not be suitable for the purpose intended. In addition, models may not perform as intended for many reasons including errors, omissions, imperfections or malfunctions. Because the use of models are usually based on data supplied by third parties, the success of the Sub-Advisor’s use of such models is dependent on the accuracy and reliability of the supplied data. Historical data inputs may be subject to revision or corrections, which may diminish data reliability and quality of predictive results. Changing and unforeseen market dynamics could also lead to a decrease in the short-term or long-term effectiveness of a model. Models may lose their predictive validity and incorrectly forecast future market behavior and asset prices, leading to potential losses. No assurance can be given that a model will be successful under all or any market conditions.

New Sub-Advisor Risk. The Sub-Advisor has not previously managed a mutual fund. Mutual funds and their advisors are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the advisor's management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the Sub-Advisor and the Sub-Advisor may not achieve the intended result in managing the Fund.

Short Position Risk. The Fund will incur a loss as a result of a short position, in securities or futures, if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Losses due to short sales are potentially unlimited. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Sub-Advisor’s ability to accurately anticipate the future value of a security or instrument.

Turnover Risk. The Fund may have a high turnover of the securities held in its portfolio. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Volatility Risk. Significant short-term price movements could adversely impact the performance of the Fund. Market conditions in which significant price movements develop, but then repeatedly reverse, could cause substantial losses due to prices moving against the Fund’s long or short positions (which are based on prior trends). The performance of the Fund is based in part on the prices of one or more of the VIX Futures in which the Fund invests. Each of the equity securities held by the Fund and the VIX Futures are affected by a variety of factors and may change unpredictably, affecting the value of such equity securities and VIX Futures and, consequently, the value and the market price of the Fund’s Shares.

For more information, please see “Principal Investment Strategies and Risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Institutional Shares for each full calendar year, and by showing how its average returns compare over time with those of a broad-based market index and an index of value oriented S&P 500 companies. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information and daily net asset value per share is available at no cost by calling 1-800-253-0412.

The Fund changed its Sub-Advisor and investment strategy effective December 13, 2019. Performance information for periods prior to December 13, 2019 does not reflect the Fund’s current investment strategy and the Fund was not managed by the Fund’s current Sub-Advisor prior to December 13, 2019.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Institutional Shares for each full calendar year
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-253-0412
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 23.66% (quarter ended June 30, 2009), and the lowest return for the quarter was (17.31)% (quarter ended March 31, 2009). The Fund’s Institutional Shares year-to-date return as of September 30, 2019 was 7.43%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Institutional Shares year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for the quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.31%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2018)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Institutional Shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Institutional Shares. After-tax returns for other share classes will vary.

Rational Equity Armor Fund | Standard & Poor's 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	8.71%	[1]
Rational Equity Armor Fund | Standard & Poor's 500 Value Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(8.95%)
5 Years	rr_AverageAnnualReturnYear05	6.06%
10 Years	rr_AverageAnnualReturnYear10	11.21%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.23%	[1]
Rational Equity Armor Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HDCAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.82%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.82%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	596
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	968
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,363
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,466
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(16.39%)
5 Years	rr_AverageAnnualReturnYear05	(1.81%)
10 Years	rr_AverageAnnualReturnYear10	6.24%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2009
Rational Equity Armor Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HDCEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.84%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.59%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	749
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,323
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,881
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	749
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,323
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,881
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(12.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.27%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2014
Rational Equity Armor Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HDCTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.83%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.58%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	442
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	806
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,829
Annual Return 2009	rr_AnnualReturn2009	25.24%
Annual Return 2010	rr_AnnualReturn2010	13.99%
Annual Return 2011	rr_AnnualReturn2011	6.03%
Annual Return 2012	rr_AnnualReturn2012	10.87%
Annual Return 2013	rr_AnnualReturn2013	21.14%
Annual Return 2014	rr_AnnualReturn2014	9.59%
Annual Return 2015	rr_AnnualReturn2015	(3.25%)
Annual Return 2016	rr_AnnualReturn2016	6.15%
Annual Return 2017	rr_AnnualReturn2017	(1.99%)
Annual Return 2018	rr_AnnualReturn2018	(11.96%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(11.96%)
5 Years	rr_AverageAnnualReturnYear05	(0.58%)
10 Years	rr_AverageAnnualReturnYear10	7.04%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2009
Rational Equity Armor Fund | Institutional Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.73%)
5 Years	rr_AverageAnnualReturnYear05	(3.38%)
10 Years	rr_AverageAnnualReturnYear10	4.74%	[1]
Rational Equity Armor Fund | Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.22%)
5 Years	rr_AverageAnnualReturnYear05	(0.94%)
10 Years	rr_AverageAnnualReturnYear10	5.06%	[1]
Rational Strategic Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – RATIONAL STRATEGIC ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek current income and moderate appreciation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the sections of the Fund’s Prospectus entitled How to Buy Shares on page 49 and Appendix A - Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information (“SAI”) entitled Waivers and Reductions of Up-Front Sales Charge on Class A Shares on page 60.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same and that the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a portfolio of futures contracts on the S&P 500 Index (the “Index”) (“Index Futures”) and in income-oriented securities. The Index measures the performance of the 500 largest publicly traded companies in the United States. The Fund’s investments in Index Futures are designed to provide a return (before fees and expenses) that approximates the performance of the Index. The Fund also invests in a portfolio of income-oriented mutual funds typically representing non-traditional fixed income asset classes (“Underlying Funds”) with the objective to: (1) provide current income; (2) provide additional return over the long term; and (3) support the goal of moderate capital appreciation by buffering the impact of downside equity market volatility. The Underlying Funds are also advised by the Advisor. Cash and cash equivalents held in the portfolio will serve as margin or collateral for the Fund’s futures investments.

Under normal market conditions, the Fund intends to invest in a portfolio of Underlying Funds, excluding cash and equivalents required for margin or collateral, while also maintaining notional exposure to the Index through its investments in futures contracts, which are intended to provide the Fund with economic exposure to U.S. equities in an amount up to the value of the Fund’s net assets. The term “notional exposure” refers to an investor’s exposure to the face value of an asset, whereas “economic exposure” refers to exposure to the market value of an asset. As a result, the Fund’s total investment exposure (direct investments in Underlying Funds plus notional exposure to the Index) will typically be equal to approximately 200% of the Fund’s net asset value. The Fund will maintain roughly 70% - 100% notional exposure to futures and roughly 70% - 100% notional exposure to underlying funds. The Fund could lose money on its investments in the Underlying Funds and through its exposure to the Index at the same time, potentially magnifying losses during periods of equity market sell-offs.

The Underlying Funds in which the Fund may invest typically focus on non-traditional fixed income asset classes such as agency and non-agency residential and commercial mortgage backed securities (“MBS”) (including hedged agency MBS and collateralized mortgage obligations); asset-backed securities (including collateralized debt obligations (“CDOs”) and collateralized loan obligations (“CLOs”)); corporate debt, convertible securities, and floating rate loans and other floating rate investments. The Fund may invest in

Underlying Funds without any constraints as to the market capitalization, duration, maturity, country of domicile (including emerging market countries), or type of securities or investments held by the Underlying Funds. Certain of the Underlying Funds may hold, without limit, debt securities of any credit quality including below investment grade debt securities (also known as “junk” bonds).

The Advisor has broad discretion in the purchase of Underlying Funds for the Fund’s portfolio. The Advisor selects Underlying Funds based on a fundamental research process.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment. For purposes of the discussion below, “Fund” means Fund and/or one or more of the Underlying Funds.

Advisor’s Potential Conflict Risk. Because the Advisor is primarily responsible for managing both the Fund and the Underlying Funds, the Advisor is subject to conflicts of interest with respect to how it allocates the Fund’s assets among the Underlying Funds. The Advisor may have an incentive to allocate the Fund’s assets to those Affiliated Funds for which the net advisory fees payable to the Advisor are higher than the fees payable by other Affiliated Funds.

Allocation Risk. Because the Fund allocates its assets among several Underlying Funds, the Fund has less flexibility in its investment strategy than other funds which may invest their assets without restrictions.

Asset-Backed Securities Risk. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Asset-backed securities are subject to prepayment risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Asset-backed securities are also subject to extension risk, which is the risk that a rise in interest rates could reduce the rate of prepayments, causing the price of the asset-backed securities and the Fund’s share price to fall.

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Cash or Cash Equivalents Risk: At times, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

CDOs and CLOs Risk. Collateralized debt obligations (“CDOs”) and collateralized loan obligations (“CLOs”) are securities backed by an underlying portfolio of debt and loan obligations, respectively. CDOs and CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CDO and CLO securities as a class. The risks of investing in CDOs and CLOs depend largely on the tranche held by a Fund and the types of underlying debts and loans in such tranche of the CDO or CLO, respectively. The risks of CDOs and CLOs will be greater if an Underlying Fund invests in CDOs and CLOs that hold debt or loans of uncreditworthy borrowers or if the Fund holds subordinate tranches of the CDO or CLO that absorb losses from the defaults before senior tranches. CDOs and CLOs are also subject to additional risks including, but not limited to, interest rate risk and credit risk.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to fixed income security risks and conversion value-related equity risk. Convertible securities are similar to other fixed-income securities because they usually pay a fixed interest rate and are obligated to repay principal on a given date in the future. The market value of fixed-income securities tends to decline as interest rates increase. Convertible securities are particularly sensitive to changes in interest rates when their conversion to equity feature is small relative to the interest and principal value of the bond. Convertible issuers may not be able to make principal and interest payments on the bond as they become due. Convertible securities may also be subject to prepayment or redemption risk. If a convertible bond is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the issuing company's common stock or cash at a time that may be unfavorable to the Fund. Convertible securities have characteristics similar to common stocks especially when their conversion value is greater than the interest and principal value of the bond. When a convertible security’s value is more closely tied to its conversion to stock feature, it is sensitive to the underlying stock's price.

The prices of some convertible securities, such as convertible preferred stock, tend to move more slowly upwards than common stock prices. In an issuer bankruptcy, preferred stock holders are subordinate to the claims of debtholders and may receive little or no recovery.

Synthetic convertible securities are derivative debt securities and are subject to the creditworthiness of the counterparty of the synthetic security. The value of a synthetic convertible securities may decline substantially if the counterparty's creditworthiness deteriorates. The value of a synthetic convertible securities may also respond differently to market fluctuations than a convertible securities because a synthetic convertible is composed of two or more separate securities, each with its own market value.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if an issuer’s securities experience a credit downgrade; an issuer or guarantor of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying reference asset. Derivatives can also create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the risk of the underlying asset being hedged. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Derivatives strategies may not always be successful, and their successful use will depend on the portfolio managers’ ability to accurately forecast movements in the market relating to the underlying asset.

Futures Risk. Investments in futures contracts involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. In addition, futures contracts may become mispriced or improperly valued relative to the Advisor’s expectations and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying reference asset because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends.

Duration Risk. Longer-term securities may be more sensitive to interest rate changes. Given the recent, historically low interest rates and the potential for increases in those rates, a heightened risk is posed by rising interest rates to longer-term fixed income securities. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price. Duration should not be confused with maturity. The maturity of a fixed income security is a measure of the amount of time left until the security “matures” or repays its face value. In contrast, duration measures the price sensitivity of a fixed income security to changes in interest rates rather than the amount of time remaining to maturity. Longer duration tends to result in greater volatility and a greater sensitivity to interest rate changes. For example, a five year duration means that the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

Emerging Markets Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid and the prices of such securities tend to be more volatile than the securities of issuers located in developed markets.

Extension Risk. When interest rates rise, anticipated prepayments may occur at a slower-than expected rate, thus effectively extending the maturity of mortgage-backed securities. Prices of longer-term securities generally fluctuate more widely in response to changes in interest rates than prices of shorter-term securities.

Fixed Income Risk. The value of fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

Floating Rate Loans Risk. A Fund may invest in floating rate loans that are senior in the capital structure of the borrower or issuer, and that are secured with specific collateral. Loans that are senior and secured generally involve less risk than unsecured or subordinated debt and equity instruments of the same borrower because the payment of principal and interest on senior loans is an obligation of the borrower that, in most instances, takes precedence over the payment of dividends or the return of capital to the borrower’s shareholders, and payments to bond holders; and because of the collateral supporting the repayment of the debt instrument. However, the value of the collateral may not equal a Fund’s investment when the debt instrument is acquired or may decline below the principal amount of the debt instrument subsequent to the Fund’s investment. Also, to the extent that collateral consists of stocks of the borrower, or its subsidiaries or affiliates, a Fund bears the risk that the stocks may decline in value, be relatively illiquid, or may lose all or substantially all of their value, causing the Fund’s investment to be under-collateralized. Therefore, the liquidation of the collateral underlying a floating rate loan in which a Fund has invested, may not satisfy the borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal, and the collateral may not be able to be readily liquidated.

In the event of the bankruptcy of a borrower or issuer, a Fund could experience delays and limitations on its ability to realize the benefits of the collateral securing the Fund’s investment. Among the risks involved in a bankruptcy are assertions that the pledge of collateral to secure a loan constitutes a fraudulent conveyance or preferential transfer that would have the effect of nullifying or subordinating a Fund’s rights to the collateral.

Floating rate loans are also subject to interest rate risk arising from changes in short-term market interest rates. If short-term market interest rates fall, the yield on a Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in a Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. The impact of market interest rate changes on a Fund’s yield will also be affected by whether, and the extent to which, the floating rate debt in the Fund’s portfolio is subject to floors on the LIBOR base rate on which interest is calculated for such loans (a “LIBOR floor”). So long as the base rate for a loan remains under the LIBOR floor, changes in short-term interest rates will not affect the yield on such loans. In addition, to the extent that the interest rate spreads on floating rate debt in a Fund’s portfolio experience a general decline, the yield on the Fund’s shares will fall and the value of the Fund’s assets may decrease, which will cause the Fund’s net asset value to decrease.

On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund's investments that use or may use a floating rate based on LIBOR cannot yet be determined.

The floating rate debt in which a Fund invests may be generally rated lower than investment-grade credit quality, i.e., rated lower than “Baa3” by Moody’s Investors Service, Inc. (“Moody’s”) or “BBB-” by S&P Global Ratings (“S&P”), or have been made to borrowers who have issued debt securities that are rated lower than investment-grade in quality or, if unrated, would be rated lower than investment-grade credit quality. Investment decisions for a Fund will be based largely on the credit analysis performed by the Advisor, and not entirely on rating agency evaluation. This analysis may be difficult to perform. Information about a loan and its borrower generally is not in the public domain. Many borrowers have not issued securities to the public and are not subject to reporting requirements under federal securities laws. Generally, however, borrowers are required to provide financial information to lenders and information may be available from other loan market participants or agents that originate or administer loans. Certain bank loans may not be considered “securities,” and purchasers, such as a Fund, therefore may not be entitled to rely on the protections of federal securities laws, including antifraud provisions.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, including economic sanctions, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. Investing in foreign securities includes trading related risks (e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers maybe less than in the U.S., and foreign securities may be subject to foreign governmental restrictions such as exchange controls). All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. The maturity and effective duration of the Fund’s investment portfolio may vary materially, from time to time, and there is no assurance that the Fund will achieve or maintain any particular target maturity or effective duration of its investment portfolio.

Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Leverage Risk. Using leverage can magnify the Fund’s potential for gain or loss and; therefore, amplify the effects of market volatility on the Fund’s share price.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Liquid securities can become illiquid due to political, economic or issuer specific events; supply/demand imbalances; changes in a specific market’s size or structure, including the number of participants; or overall market disruptions.

Management Risk. The investment strategies and models employed by the Advisor in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies. In addition, the Advisor’s judgment about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor’s judgment will produce the desired result.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time. Overall market risks may also affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels and political events affect the securities markets.

Mortgage-Backed Securities Risk. Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which mortgage loans are guaranteed by the U.S. government, its agencies or instrumentalities. These guarantees are made at the “loan level” and relate only to the payment of principal and interest on the underlying mortgage loans. These loan level governmental guarantees do not cover the payment of principal and interest on, or fluctuations in the market values of, the related mortgage-backed securities, and do not apply to investors’ purchase of shares of the Fund.

Mortgage-backed securities issued or guaranteed by governmental agencies or instrumentalities such as Ginnie Mae, or government-sponsored entities such as Fannie Mae and Freddie Mac, are generally known as “agency mortgage-backed securities.” Agency mortgage-backed securities are backed by mortgage loans that satisfy the underwriting and other criteria published by the applicable governmental entity. The payment of interest and principal on these mortgage-backed securities is generally guaranteed by the applicable governmental entity.

Mortgage-backed securities issued by private issuers are also known as “non-agency” mortgage-backed securities. Non-agency mortgage-backed securities are not subject to the same stringent underwriting requirements as agency mortgage-backed securities and, therefore, the mortgage loans underlying privately issued mortgage-backed securities may have less favorable collateral, credit risk or other underwriting characteristics, and wider variances in interest rate, term, size, purpose and borrower characteristics. The market for non-agency mortgage-backed securities is smaller and less liquid than the market for agency mortgage-backed securities.

Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary as interest rates rise or fall. An increased rate of prepayments on the Underlying Fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the Fund as the Fund may be required to reinvest assets at a lower interest rate. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. The prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise. The liquidity of mortgage-backed securities may change over time.

Mortgage-backed securities may be backed by mortgage loans across the spectrum of credit quality. Lower credit quality mortgage loans, such as those considered “subprime,” are more likely to default than those considered “prime” by a rating agency or service provider. Mortgage-backed securities supported by subprime mortgage loans generally carry a higher risk of loss and are potentially less liquid than mortgage-backed securities supported by prime mortgage loans, as an economic downturn or period of rising interest rates could adversely affect the market for subprime mortgage loans and thereby reduce the Underlying Fund’s ability to sell securities backed by such loans. Additionally, subprime loan borrowers may seek bankruptcy protection which would delay resolution of security holder claims and may eliminate or materially reduce liquidity.

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise as quickly as the prices of other fixed-income securities.

Underlying Fund Risk. The Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds.

For more information, please see “Principal Investment Strategies and Risks.”

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A Shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad based market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information and daily net asset value per share is available at no cost by calling 1-800-253-0412.

The Fund changed its investment strategy effective December 13, 2019. Performance information for periods prior to December 13, 2019 does not reflect the Fund’s current investment strategy.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A Shares for each full calendar year
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-253-0412
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Figures do not reflect sales charges. If they did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 8.13% (quarter ended September 30, 2010), and the lowest return for a quarter was (9.68)% (quarter ended September 30, 2011). The Fund’s Class A Shares year-to-date return as of September 30, 2019 was 10.15%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Institutional Shares year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for the quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.68%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2018)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A Shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A Shares. After-tax returns for other share classes will vary.

Rational Strategic Allocation Fund | Standard & Poor's 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
Since Inception	rr_AverageAnnualReturnSinceInception	12.73%	[5]
Rational Strategic Allocation Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HBAFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.24%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.94%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	663
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,187
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,737
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,232
Annual Return 2010	rr_AnnualReturn2010	9.14%
Annual Return 2011	rr_AnnualReturn2011	(0.18%)
Annual Return 2012	rr_AnnualReturn2012	7.79%
Annual Return 2013	rr_AnnualReturn2013	13.14%
Annual Return 2014	rr_AnnualReturn2014	2.05%
Annual Return 2015	rr_AnnualReturn2015	(1.87%)
Annual Return 2016	rr_AnnualReturn2016	8.16%
Annual Return 2017	rr_AnnualReturn2017	11.61%
Annual Return 2018	rr_AnnualReturn2018	(3.05%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(7.64%)
5 Years	rr_AverageAnnualReturnYear05	2.22%
Since Inception	rr_AverageAnnualReturnSinceInception	5.13%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2009
Rational Strategic Allocation Fund | Class A Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(9.37%)
5 Years	rr_AverageAnnualReturnYear05	(0.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.33%	[5]
Rational Strategic Allocation Fund | Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.92%)
5 Years	rr_AverageAnnualReturnYear05	1.26%
Since Inception	rr_AverageAnnualReturnSinceInception	3.68%	[5]
Rational Strategic Allocation Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RHSCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.82%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.24%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.16%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 372
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	931
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,614
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,434
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	272
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	931
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,614
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,434
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.83%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2016
Rational Strategic Allocation Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RHSIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.94%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.24%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.28%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 172
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	656
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,166
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,570

[1]	Institutional Shares and Class A shares commenced operations prior to January 1, 2009. Class C shares commenced operations on January 2, 2014.
[2]	In the case of investments of $1 million or more (where you do not pay an initial sales charge and the selling broker receives a commission), a 1.00% contingent deferred sales charge ("CDSC") may be assessed on shares redeemed within two years of purchase.
[3]	The Fund's investment advisor, Rational Advisors, Inc. (the "Advisor") has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund's Total Annual Fund Operating Expenses (exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.00%, 1.25%, and 2.00% of the Institutional Shares, Class A Shares, and Class C Shares, daily net assets, respectively, through April 30, 2021. This arrangement may only be terminated prior to this date with the agreement of the Fund's Board of Trustees. Under certain conditions, the Advisor may recoup management fees that it waived or Fund expenses that it paid under this agreement for a period of three years after the fees were waived or expenses paid, if the recoupment can be achieved without causing the expense ratio of the share class (after the recoupment is taken into account) to exceed: (i) the expense limit in effect at the time the fees were waived or expenses paid; or (ii) the expense limit in place at the time of the recoupment.
[4]	Maximum Deferred Sales Charge on Class C Shares applies to shares sold within 12 months of purchase.
[5]	Class A shares commenced operations on July 30, 2009. Class C shares commenced operations on May 31, 2016.
[6]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. AFFE includes the advisory fees paid to Rational Advisors, Inc. (the "Advisor") or other fees paid to its affiliates by the investment companies advised by the Advisor in which the Fund invests.
[7]	The Advisor has contractually agreed to waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund's Class A Shares total annual fund operating expenses (exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 0.45%, 0.70% and 1.45% of the Institutional Shares, Class A Shares and Class C Shares daily net assets, respectively through April 30, 2021. This arrangement may only be terminated prior to this date with the agreement of the Fund's Board of Trustees. Under certain conditions, the Advisor may recoup management fees that it waived or Fund expenses that it paid under this agreement for a period of three years after the fees were waived or expenses paid, if the recoupment can be achieved without causing the expense ratio of the share class (after the recoupment is taken into account) to exceed: (i) the expense limit in effect at the time the fees were waived or expenses paid; or (ii) the expense limit in place at the time of the recoupment.